Segment reconciliation (Detail) - Consolidated entity [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Segment adjusted EBITDA	€ 36,740	€ 32,573	€ 22,765
Depreciation, amortization and impairment	(19,198)	(17,287)	(12,576)
Corporate research and development	(1,859)	(1,913)	(2,017)
Corporate headquarter costs	(11,077)	(10,358)	(9,690)
Other operating income (expense)	2,410	2,149	1,910
Operating profit (loss)	7,016	5,164	392
Financial expenses	(3,682)	(4,864)	(4,728)	[1]
Financial income	1,377	3,627	3,210
Income taxes	(2,595)	(425)	(522)
Share in loss of joint venture	(392)	(475)	(469)
Net (loss) profit for the year	€ 1,724	€ 3,027	€ (2,117)

[1]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination.